PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2016	2015
At Cost:
Plant and buildings	$3,853,080	$4,117,383
Machinery and equipment	13,881,331	14,833,525
Motor vehicles	291,682	311,690
Office equipment	117,507	118,641
	18,143,600	19,381,239
Less: Accumulated depreciation
Plant and buildings	(2,396,424)	(2,314,191)
Machinery and equipment	(10,923,184)	(11,114,880)
Motor vehicles	(278,494)	(286,410)
Office equipment	(98,435)	(108,582)
	(13,696,537)	(13,824,063)
Construction- in-progress	-	-
Property, plant and equipment, net	$4,447,063	$5,557,176

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2016, 2015 and 2014 was ($323,040), ($329,926) and $66,536, respectively, which has been included in other comprehensive income/(loss). Depreciation expense for the years ended December 31, 2016 2015 and 2014was $793,844, $1,317,119 and $$1,430,997, respectively.
As of December 31, 2016 and 2015,
1)	A net book value of $826,419 and nil, respectively, were used as collateral for the Company’s long-term bank loans.
2)	A net book value of $3,620,644 and $1,803,192, respectively, of property were used as collateral for the short-term bank loan borrowed by a related party.